Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Insured Municipal Opportunity Fund, Inc.
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06379

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“SEC”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Insured Municipal Opportunity Fund, Inc. (the “Fund”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #670984202), Series T (CUSIP #670984301), Series W (CUSIP #670984608), Series W2 (CUSIP #670984806), Series W3 (CUSIP #670984889), Series TH (CUSIP #670984400), Series TH2 (CUSIP #670984707), Series TH3 (CUSIP #670984871) and Series F (CUSIP #670984509) (the “MuniPreferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	March 26, 2010
T	March 22, 2010
W	March 23, 2010
W2	March 23, 2010
W3	March 23, 2010
TH	March 24, 2010
TH2	March 24, 2010
TH3	March 24, 2010
F	March 25, 2010

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniPreferred Shares are to be redeemed pursuant to Section 11(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Municipal Auction Rate Cumulative Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding MuniPreferred Shares set forth below:

Series	Number of Shares
M	53
T	53
W	53
W2	43
W3	24
TH	53
TH2	53
TH3	41
F	53

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of March, 2010.

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.

By:	/s/Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary